Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical areas
Sales from operations	€ 76,575	€ 43,987	€ 69,881
Italy
Geographical areas
Sales from operations	29,968	14,717	23,312
Other European Union
Geographical areas
Sales from operations	14,671	9,508	18,567
Rest of Europe
Geographical areas
Sales from operations	12,470	8,191	6,931
Americas
Geographical areas
Sales from operations	4,420	2,426	3,842
Asia
Geographical areas
Sales from operations	7,891	4,182	8,102
Africa
Geographical areas
Sales from operations	7,040	4,842	8,998
Other areas
Geographical areas
Sales from operations	€ 115	€ 121	€ 129